Subsequent events (Super short-term bonds) (Detail) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
Dec. 31, 2018 CNY (¥) ¥ / shares
Disclosure of non-adjusting events after reporting period [line items]
Face value	¥ 10,000,000
Issue super short-term bonds [member] | Super short-term bond with maturity of 90 days issued in March 2019 [member]
Disclosure of non-adjusting events after reporting period [line items]
Face value	¥ 2,000,000
Annual interest rate	2.40%
Maturity	90 days
Par value | ¥ / shares	¥ 100